Employee Costs - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Employee	Dec. 31, 2022 EUR (€) Employee	Dec. 31, 2021 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 170,278	€ 140,420	€ 104,583
Share-based payment	66,660	64,180	66,830
Pensions (defined contribution plans)	4,403	4,163	2,416
Social security costs	12,877	10,627	7,667
Other employee costs	4,238	4,411	1,740
Total employee costs	€ 258,456	€ 223,801	€ 183,236
Average number of employees | Employee	851	719	573
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	€ 127,002	€ 122,581	€ 108,434
Selling, general and administrative expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	115,706	93,981	73,422
Cost of sales [member]
Disclosure of employee compensation costs [line items]
Total employee costs	15,748	7,239	1,380
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	543	403	296
Share-based payment	1,276	1,273	2,032
Total employee costs	1,819	1,676	2,328
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	4,375	3,809	2,699
Share-based payment	13,243	11,392	8,770
Pensions (defined contribution plans)	54	46	23
Social security costs	103	55	49
Other employee costs	20	20	10
Total employee costs	17,795	15,322	11,551
Nonexecutivesenior management [Member]
Disclosure of employee compensation costs [line items]
Wages and salaries	4,673	6,087	5,547
Share-based payment	9,529	8,872	14,906
Pensions (defined contribution plans)	122	118	120
Social security costs	45	89	60
Other employee costs	40	45	45
Total employee costs	€ 14,409	€ 15,211	€ 20,678